WARRANTS (Details) - USD ($)		1 Months Ended	3 Months Ended		4 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Jan. 14, 2021	Sep. 27, 2020	Apr. 04, 2021	Jan. 03, 2021	Jan. 03, 2021	Aug. 28, 2020	Sep. 27, 2020	Jan. 03, 2021	Jan. 03, 2021	Dec. 29, 2019	Dec. 30, 2018
Class of Warrant or Right [Line Items]
Conversion of warrants (in shares)							10,825,664	10,825,664
Warrants outstanding (in shares)				$ 137,612,000	$ 137,612,000			$ 137,612,000	$ 137,612,000	$ 132,879,000
Loss on remeasurement of warrant liabilities		$ 18,008,000	$ 21,500,000	$ 73,843,000	$ 91,851,000	$ 0			$ 91,851,000	0	$ 0
Warrants
Class of Warrant or Right [Line Items]
New issues during period (in shares)	7,200,000								15,833,332
Forward Purchase Warrant
Class of Warrant or Right [Line Items]
New issues during period (in shares)	1,166,666								1,166,666
Conversion of warrants (in shares)			1,166,666					10,825,664
Warrants outstanding (in shares)										432,000
Private Placement Warrants
Class of Warrant or Right [Line Items]
New issues during period (in shares)									7,200,000
Warrants outstanding (in shares)										7,200,000
Public Warrants
Class of Warrant or Right [Line Items]
New issues during period (in shares)	15,833,332
Conversion of warrants (in shares)			7,466,666
Warrants outstanding (in shares)										$ 4,575,645